Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 88.4%
Aerospace & Defense — 1.8%
Karman Holdings, Inc.*	12,884	$430,583
Kratos Defense & Security Solutions, Inc.*	20,771	616,691
Mercury Systems, Inc.*	15,556	670,308
Moog, Inc., Class A	4,168	722,523
		2,440,105
Apparel — 1.0%
Capri Holdings Ltd.*	25,156	496,328
Crocs, Inc.*	4,194	445,403
Kontoor Brands, Inc.	6,711	430,376
		1,372,107
Auto Parts & Equipment — 1.6%
Dana, Inc.	70,636	941,578
Phinia, Inc.	16,955	719,401
The Goodyear Tire & Rubber Co.*	61,236	565,820
		2,226,799
Banks — 18.3%
Amerant Bancorp, Inc.	40,866	843,474
Ameris Bancorp	33,320	1,918,232
Atlantic Union Bankshares Corp.	42,101	1,311,025
Community Financial System, Inc.	20,227	1,150,107
ConnectOne Bancorp, Inc.	38,599	938,342
Eastern Bankshares, Inc.	63,588	1,042,843
FB Financial Corp.	21,840	1,012,502
First Financial Bankshares, Inc.	19,603	704,140
First Merchants Corp.	29,952	1,211,259
Glacier Bancorp, Inc.	38,616	1,707,600
Home BancShares, Inc.	15,592	440,786
MidWestOne Financial Group, Inc.	30,653	907,635
Northpointe Bancshares, Inc.*	43,440	627,274
Old Second Bancorp, Inc.	48,081	800,068
Origin Bancorp, Inc.	29,101	1,008,932
Pinnacle Financial Partners, Inc.	12,839	1,361,448
Renasant Corp.	45,779	1,553,281
SouthState Corp.	24,449	2,269,356
TriCo Bancshares	22,494	899,085
UMB Financial Corp.	19,684	1,990,052
Valley National Bancorp	133,341	1,185,402
		24,882,843
Beverages — 1.0%
Primo Brands Corp.	36,869	1,308,481
Biotechnology — 2.2%
Blueprint Medicines Corp.*	2,311	204,547
CG oncology, Inc.*	6,073	148,728
Cytokinetics, Inc.*	12,971	521,304
Ionis Pharmaceuticals, Inc.*	6,510	196,407
NeoGenomics, Inc.*	68,324	648,395
Revolution Medicines, Inc.*	11,793	417,000
Syndax Pharmaceuticals, Inc.*	14,787	181,658
Ultragenyx Pharmaceutical, Inc.*	5,234	189,523
Veracyte, Inc.*	8,387	248,675
	Number of Shares	Value†

Biotechnology — (continued)
Xenon Pharmaceuticals, Inc.*	5,314	$178,285
		2,934,522
Building Materials — 2.0%
Boise Cascade Co.	7,617	747,152
Knife River Corp.*	6,093	549,650
Masterbrand, Inc.*	44,558	581,927
SPX Technologies, Inc.*	6,067	781,308
		2,660,037
Chemicals — 2.1%
Avient Corp.	25,292	939,851
Element Solutions, Inc.	31,926	721,847
H.B. Fuller Co.	17,112	960,325
Rogers Corp.*	3,376	227,981
		2,850,004
Coal — 0.3%
Core Natural Resources, Inc.	4,871	375,554
Commercial Services — 1.9%
BrightView Holdings, Inc.*	52,082	668,733
Korn Ferry	15,140	1,026,946
Valvoline, Inc.*	24,429	850,374
		2,546,053
Computers — 1.2%
ASGN, Inc.*	18,779	1,183,453
Tenable Holdings, Inc.*	12,999	454,705
		1,638,158
Cosmetics & Personal Care — 0.6%
Prestige Consumer Healthcare, Inc.*	9,044	777,513
Distribution & Wholesale — 0.7%
VSE Corp.	8,283	993,877
Diversified Financial Services — 5.5%
Encore Capital Group, Inc.*	27,608	946,402
Marex Group PLC	19,167	676,978
Mr. Cooper Group, Inc.*	14,803	1,770,439
PennyMac Financial Services, Inc.	13,950	1,396,535
Perella Weinberg Partners	50,610	931,224
Piper Sandler Cos.	3,241	802,666
Stifel Financial Corp.	9,885	931,760
		7,456,004
Electric — 3.0%
IDACORP, Inc.	10,425	1,211,594
MGE Energy, Inc.	5,215	484,786
TXNM Energy, Inc.	43,601	2,331,781
		4,028,161
Electronics — 4.1%
Advanced Energy Industries, Inc.	6,719	640,388
ESCO Technologies, Inc.	11,549	1,837,677
Knowles Corp.*	69,469	1,055,929
Sanmina Corp.*	10,781	821,297

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
TTM Technologies, Inc.*	57,236	$1,173,910
		5,529,201
Engineering & Construction — 1.8%
Arcosa, Inc.	18,781	1,448,391
Granite Construction, Inc.	7,279	548,836
MYR Group, Inc.*	3,978	449,872
		2,447,099
Entertainment — 0.7%
International Game Technology PLC	26,212	426,207
Red Rock Resorts, Inc., Class A	11,035	478,588
		904,795
Food — 0.9%
Lancaster Colony Corp.	3,336	583,800
Utz Brands, Inc.	44,655	628,742
		1,212,542
Gas — 0.5%
Chesapeake Utilities Corp.	5,464	701,742
Hand & Machine Tools — 0.2%
Cadre Holdings, Inc.	11,668	345,489
Healthcare Products — 2.3%
CareDx, Inc.*	21,082	374,206
Enovis Corp.*	6,644	253,867
Globus Medical, Inc., Class A*	8,725	638,670
Integer Holdings Corp.*	5,680	670,297
Merit Medical Systems, Inc.*	5,135	542,821
QuidelOrtho Corp.*	17,752	620,787
		3,100,648
Healthcare Services — 0.3%
Surgery Partners, Inc.*	17,357	412,229
Home Builders — 2.7%
Installed Building Products, Inc.	1,877	321,830
M/I Homes, Inc.*	10,610	1,211,450
Meritage Homes Corp.	19,612	1,390,099
Tri Pointe Homes, Inc.*	25,722	821,046
		3,744,425
Insurance — 5.8%
Abacus Global Management, Inc.*	112,833	845,119
CNO Financial Group, Inc.	26,592	1,107,557
HCI Group, Inc.	6,910	1,031,179
Kemper Corp.	20,569	1,375,037
MGIC Investment Corp.	45,428	1,125,706
Skyward Specialty Insurance Group, Inc.*	21,325	1,128,519
The Hanover Insurance Group, Inc.	7,066	1,229,131
		7,842,248
Iron & Steel — 0.9%
Commercial Metals Co.	25,465	1,171,645
	Number of Shares	Value†

Machinery — Construction & Mining — 0.4%
Terex Corp.	15,331	$579,205
Machinery — Diversified — 2.0%
Esab Corp.	4,954	577,141
Flowserve Corp.	10,775	526,251
Gates Industrial Corp. PLC*	65,445	1,204,842
The Gorman-Rupp Co.	11,795	414,005
		2,722,239
Media — 0.4%
TEGNA, Inc.	30,220	550,608
Metal Fabricate/Hardware — 1.4%
AZZ, Inc.	11,867	992,200
Standex International Corp.	5,987	966,242
		1,958,442
Mining — 1.0%
Coeur Mining, Inc.*	133,698	791,492
Constellium S.E.*	52,232	527,021
		1,318,513
Miscellaneous Manufacturing — 1.3%
Enpro, Inc.	8,118	1,313,411
Federal Signal Corp.	6,162	453,215
		1,766,626
Oil & Gas — 4.3%
California Resources Corp.	13,002	571,698
CNX Resources Corp.*	25,725	809,823
Crescent Energy Co., Class A	69,594	782,236
Delek US Holdings, Inc.	30,134	454,119
Gulfport Energy Corp.*	4,628	852,200
Helmerich & Payne, Inc.	10,947	285,936
Magnolia Oil & Gas Corp., Class A	22,537	569,285
Matador Resources Co.	17,458	891,929
Patterson-UTI Energy, Inc.	85,703	704,479
		5,921,705
Oil & Gas Services — 0.8%
Kodiak Gas Services, Inc.	18,659	695,981
Select Water Solutions, Inc.	39,278	412,419
		1,108,400
Packaging and Containers — 1.4%
Greif, Inc., Class A	12,184	669,998
O-I Glass, Inc.*	51,996	596,394
Silgan Holdings, Inc.	12,981	663,589
		1,929,981
Pharmaceuticals — 0.6%
Agios Pharmaceuticals, Inc.*	6,147	180,107
Alkermes PLC*	11,995	396,075
Madrigal Pharmaceuticals, Inc.*	543	179,858
		756,040
Pipelines — 0.4%
Antero Midstream Corp.	32,522	585,396

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 1.2%
Cushman & Wakefield PLC*	51,144	$522,692
Newmark Group, Inc., Class A	92,401	1,124,520
		1,647,212
Retail — 4.7%
AutoNation, Inc.*	3,261	528,021
Beacon Roofing Supply, Inc.*	7,106	879,012
Camping World Holdings, Inc., Class A	19,201	310,288
FirstCash Holdings, Inc.	7,014	843,925
Group 1 Automotive, Inc.	3,103	1,185,191
La-Z-Boy, Inc.	21,770	850,989
Ollie's Bargain Outlet Holdings, Inc.*	5,096	592,971
Patrick Industries, Inc.	11,154	943,182
Victoria's Secret & Co.*	11,085	205,959
		6,339,538
Savings & Loans — 1.3%
Banc of California, Inc.	74,457	1,056,545
Pacific Premier Bancorp, Inc.	36,613	780,589
		1,837,134
Semiconductors — 1.5%
Ambarella, Inc.*	8,197	412,555
Axcelis Technologies, Inc.*	5,575	276,910
Cohu, Inc.*	18,665	274,562
Qorvo, Inc.*	5,544	401,441
Rambus, Inc.*	4,940	255,769
Semtech Corp.*	12,208	419,955
		2,041,192
Software — 1.3%
BlackLine, Inc.*	10,992	532,233
Commvault Systems, Inc.*	3,131	493,946
Digi International, Inc.*	15,310	426,077
Freshworks, Inc., Class A*	25,887	365,266
		1,817,522
Telecommunications — 0.3%
Telephone and Data Systems, Inc.	11,128	431,099
Transportation — 0.7%
DHT Holdings, Inc.	62,492	656,166
Scorpio Tankers, Inc.	8,216	308,757
		964,923
TOTAL COMMON STOCKS (Cost $116,712,757)		120,178,056

REAL ESTATE INVESTMENT TRUSTS — 9.5%
Apartments — 1.5%
Independence Realty Trust, Inc.	99,849	2,119,794
Diversified — 0.6%
InvenTrust Properties Corp.	26,426	776,132
Healthcare — 0.3%
Healthcare Realty Trust, Inc.	25,188	425,677
	Number of Shares	Value†

Hotels & Resorts — 0.9%
Apple Hospitality REIT, Inc.	43,022	$555,414
Pebblebrook Hotel Trust	61,156	619,510
		1,174,924
Industrial — 2.0%
STAG lndustrial, Inc.	38,422	1,387,803
Terreno Realty Corp.	20,652	1,305,619
		2,693,422
Mortgage Banks — 1.0%
Ladder Capital Corp.	80,096	913,896
Redwood Trust, Inc.	71,848	436,117
		1,350,013
Office Property — 1.3%
Cousins Properties, Inc.	36,849	1,087,046
Highwoods Properties, Inc.	25,685	761,303
		1,848,349
Real Estate — 0.9%
Essential Properties Realty Trust, Inc.	36,695	1,197,725
Regional Malls — 0.9%
Tanger, Inc.	35,261	1,191,469
Single Tenant — 0.1%
Agree Realty Corp.	1,393	107,526
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,151,458)		12,885,031

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $1,667,118)	1,667,118	1,667,118
TOTAL INVESTMENTS — 99.1% (Cost $131,531,333)		$134,730,205
Other Assets & Liabilities — 0.9%		1,210,658
TOTAL NET ASSETS — 100.0%		$135,940,863

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.E.— Societas Europaea.

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